Condensed Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash	$ 2,201,287	$ 303,626
Restricted cash	28,439
Inventory	359,544	6,533
Prepaid expenses and other current assets	918,204	3,313
Total Current Assets	3,507,474	313,472
Property and equipment, net of accumulated depreciation of $13,157 and $684	156,223	7,734
Total Assets	3,663,697	321,206
Current Liabilities
Accounts payable	535,209	244,094
Accrued expenses	254,545	135,017
Customer deposits	138,599
Convertible notes payable, net of discount of $0 and $26,755, respectively		123,245
Derivative liability - warrants		1,531,303
Conversion feature liability		118,940
Total Current Liabilities	928,353	2,152,599
Commitments and Contingencies
Stockholders' Equity (Deficiency)
Preferred stock, $0.0001 par value: 10,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value: 100,000,000 shares authorized; 24,762,360 and 21,937,822 issued and outstanding, respectively	2,476	2,194
Additional paid-in capital (deficit)	11,562,887	(80,177)
Accumulated deficit	(8,830,019)	(1,753,410)
Total Stockholders' Equity (Deficiency)	2,735,344	(1,831,393)
Total Liabilities and Stockholders' Equity (Deficiency)	$ 3,663,697	$ 321,206